OTHER INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
Purchase of non-producing leases	$ 414,037	$ 397,947	$ 46,683
Purchase of producing properties	159,290	226,634	53,116
Exploration costs	165,789	112,606	43,466
Development costs	262,486	101,151	13,641
Asset retirement obligation	407	5,390	2,171
Costs incurred, acquisition of oil and gas properties, Total	$ 1,002,009	$ 843,728	$ 159,077